Organization	9 Months Ended
Sep. 30, 2024
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

iQIYI, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 27, 2009.

The Company, its wholly-owned subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”. The Group is an innovative platform in China offering a diverse collection of high-quality internet video content, including professionally-produced content licensed from professional content providers and self-produced content, on its platform. The Group provides membership services, online advertising services, content distribution services and online games services. The Group’s principal geographic market is in mainland China. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and VIEs’ subsidiaries in mainland China.

PRC laws and regulations prohibit or restrict foreign ownership of companies that engage in internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services. To comply with these foreign ownership restrictions, the Group operates its platforms and primarily conducts its business in the PRC through the VIEs. The paid-in capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company has entered into certain agreements with the shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company or its wholly-owned subsidiaries have entered into shareholder voting rights trust agreements, powers of attorney and exclusive purchase option agreements with the VIEs and nominee shareholders of the VIEs, which give the Company or its wholly-owned subsidiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Commitment letters have been entered into which obligate the Company to absorb losses of the VIEs that could potentially be significant to the VIEs and certain exclusive agreements have been entered into that entitle the Company or its wholly-owned subsidiaries to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of equity ownership, as a result of a series of contractual arrangements (the “Contractual Arrangements”), the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company, which gives the Company the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, through the other exclusive agreements, which consist of the business operation agreements/exclusive management consulting and business cooperation agreements, exclusive technology consulting and services agreements, trademark license agreements and software usage license agreements and business cooperation agreement, the Company, through its wholly-owned subsidiaries in the PRC, has the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the commitment letters, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries as required by Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) each of the contractual arrangements with the VIEs and their shareholders are valid and legally binding upon each party to such agreement under PRC laws; and (iii) the execution, delivery and performance of the contractual arrangements do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any explicit provisions of the current PRC laws and regulations.

On January 1, 2020, the Foreign Investment Law came into effect and became the principal laws and regulations governing foreign investment in the PRC. The Foreign Investment Law requires compliance with a negative industry catalog (“Negative List”), which sets forth the business that are restricted and prohibited from foreign investment. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. There are uncertainties regarding the interpretation of the Foreign Investment Law with respect to the contractual arrangements as a form of foreign investment. The VIEs’ internet audio-video program services, value-added telecommunication services, radio and television program production and operation services, and certain other services are included in the Negative List. If any of the contractual arrangements would be deemed as a foreign investment that is prohibited by the Foreign Investment Law or any other current or future laws, regulations or interpretations, the Company’s ability, through its wholly- owned subsidiaries in the PRC, to enforce its rights under these contractual arrangements with the VIEs and the Company’s ability to conduct business through the VIEs could be severely limited.

In addition, if the current organizational structure or any of the contractual arrangements were found to be in violation of any existing and/or future PRC laws or regulations, the Company may be subject to penalties, which may include but not be limited to: the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may cause the Company to lose its right to direct the activities that most significantly impact the VIEs and/or the right to receive economic benefits that could potentially be significant to the VIEs based on the contractual arrangements, which may result in the Company no longer being able to consolidate the financial results of the VIEs in the consolidated financial statements.

Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s condensed consolidated balance sheets and statements of comprehensive income are as follows:

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	2,832,913	1,431,502	203,987
Short-term investments	333,191	734,430	104,655
Accounts receivable, net	2,061,497	2,145,629	305,750
Licensed copyrights, net	361,225	317,468	45,239
Prepayments and other assets	2,603,639	2,341,719	333,692
Total current assets	8,192,465	6,970,748	993,323
Non-current assets:
Fixed assets, net	600,586	589,693	84,031
Long-term investments	1,712,915	1,563,216	222,756
Licensed copyrights, net	1,951,329	1,742,231	248,266
Produced content, net	12,349,284	13,032,262	1,857,082
Operating lease assets	545,894	500,832	71,368
Goodwill	2,345,466	2,345,466	334,226
Others	745,107	1,050,207	149,653
Total non-current assets	20,250,581	20,823,907	2,967,382
Total assets	28,443,046	27,794,655	3,960,705
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,197,634	3,700,389	527,301
Customer advances and deferred revenue	4,234,384	4,173,734	594,752
Short-term loans	2,292,845	2,232,148	318,079
Long-term loans, current portion	—	28,800	4,104
Operating lease liabilities, current portion	83,575	78,310	11,159
Accrued expenses and other liabilities	2,641,951	3,035,549	432,562
Total current liabilities	12,450,389	13,248,930	1,887,957
Non-current liabilities:
Long-term loans	—	303,700	43,277
Operating lease liabilities	485,139	437,364	62,324
Other non-current liabilities	1,037,634	874,991	124,685
Total non-current liabilities	1,522,773	1,616,055	230,286
Amounts due to the Company and its subsidiaries	21,712,172	19,663,128	2,801,973
Total liabilities	35,685,334	34,528,113	4,920,216

	Nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Total revenues	22,496,529	21,285,082	3,033,100
Third-party revenues	22,368,994	21,071,839	3,002,713
Inter-Group revenues	127,535	213,243	30,387
Cost of revenues	(18,628,332)	(17,628,297)	(2,512,013)
Third-party cost of revenues	(13,180,284)	(11,612,721)	(1,654,800)
Inter-Group cost of revenues	(5,448,048)	(6,015,576)	(857,213)
Net income	343,650	439,050	62,564
Net cash provided by/(used for) operating activities	184,342	(1,524,996)	(217,310)
Net cash provided by/(used for) investing activities	268,907	(461,940)	(65,826)
Net cash (used for)/provided by financing activities	(315,643)	585,525	83,437

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The VIEs and VIEs’ subsidiaries contributed an aggregate of 93% and 93% of the Group’s consolidated revenues for the nine months ended September 30, 2023 and 2024, respectively, after elimination of inter-company transactions. As of September 30, 2024, there was no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, other than the collateralization of a VIE’s office building as described in Note 7 and the share pledge agreements and business operation agreements with respect to the VIEs contractual arrangements as disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2023.

The VIEs’ third-party creditors did not have recourse to the general credit of the Company in the normal course of business. The Company did not provide or intend to provide financial or other support not previously contractually required to the VIEs and VIEs’ subsidiaries during the periods presented.